Real Estate Investments - Allocation of Assets Acquired (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 property	Dec. 31, 2012 property	Dec. 31, 2011
Real Estate Properties [Line Items]
Land	$ 883,491	$ 237,282
Buildings, fixtures and improvements	2,311,211	1,229,230
Total tangible assets	3,194,702	1,466,512
Total assets acquired, net	3,541,858	1,665,888
Below market leases	(21,446)	0
Total liabilities acquired, net	(21,446)	0
OP units issued to acquire real estate investment	0	(6,352)	0
Cash paid for acquired real estate investments	3,520,412	1,659,536	89,981
Number of properties acquired	1,739	573
Leases, Acquired-in-Place [Member]
Real Estate Properties [Line Items]
Acquired intangible assets:	334,839	197,873
Above Market Leases [Member]
Real Estate Properties [Line Items]
Acquired intangible assets:	$ 12,317	$ 1,503